Long-Term Debt - Additional Information (Details) £ in Millions, $ in Millions		12 Months Ended
	Oct. 29, 2021 CAD ($) tranche	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 AUD ($)	Jul. 15, 2025 CAD ($)	Jun. 25, 2025 CAD ($)	Jun. 11, 2025 CAD ($)	Dec. 31, 2024 GBP (£)	Jun. 27, 2024 CAD ($)	Jun. 27, 2023 CAD ($)	Dec. 23, 2022 GBP (£)	Oct. 08, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.77%	4.86%	3.77%	3.77%				4.86%
Number of tranches | tranche	2
Syndicated senior credit facilities, additional borrowing capacity	$ 600,000,000
Letter of credit outstanding		$ 7,900,000	$ 4,200,000
Letter of credit issued and outstanding in addition		111,700,000	75,500,000
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche	2
Expire before 2036
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		57,800,000	47,300,000
Open-ended terms
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		53,900,000	28,200,000
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 425,000,000			$ 250,000,000		$ 300,000,000
Borrowings, interest rate								4.374%			5.393%		2.048%
Syndicated senior credit facilities | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Bank indebtedness		12,000,000.0	0
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Syndicated senior credit facilities, borrowing capacity	$ 800,000,000							$ 1,200,000,000
Revolving credit facilities amount		1,200,000,000
Amount available under the facility		1,164,100,000	539,800,000
Revolving credit facilities | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Payable amount		16,000,000.0	256,000,000.0
Term loan and bilateral facilities | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Syndicated senior credit facilities, borrowing capacity	$ 310,000,000
Term Loan Tranche B | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Syndicated senior credit facilities, borrowing capacity										$ 150,000,000
Term Loan Tranche C | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Syndicated senior credit facilities, borrowing capacity										$ 160,000,000
Unsecured bilateral
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		100,000,000				$ 100,000,000	$ 100,000,000
Unsecured multicurrency facility
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount | £												£ 20.0
Payable amount		17,600,000	17,100,000	£ 9.5					£ 9.5
Overdraft facility
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount					$ 5
Notes payable
Disclosure of detailed information about borrowings [line items]
Aggregate maturity value of notes		$ 369,400,000	$ 116,600,000
Notes payable | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.80%	4.90%	4.80%	4.80%				4.90%
Surety facilities expiring before September 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		$ 37,400,000	$ 44,300,000